Document and Entity Information	Sep. 01, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2022
Entity File Number	1-35740
Entity Registrant Name	USA TRUCK INC.
Entity Central Index Key	0000883945
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	71-0556971
Entity Address, Address Line One	3200 Industrial Park Road
Entity Address, City or Town	Van Buren
Entity Address, State or Province	AR
Entity Address, Postal Zip Code	72956
City Area Code	479
Local Phone Number	471-2500
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	USAK
Security Exchange Name	NASDAQ